Accrued Expenses and Other Current Liabilities	9 Months Ended
Sep. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 7 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following table summarizes accrued expenses and other current liabilities:

	September 30, 2024	December 31, 2023

Accrued payroll	185,873	136,668
Accrued commissions	538,814	856,360
Accrued dealer fees	430,685	2,415,966
Accrued interest	84,674	—
Transaction costs	1,743,715	—
Accrued other	573,132	1,237,371
	$3,556,893	$4,646,365